Short Term Deposits (Tables)	6 Months Ended
Jun. 30, 2025
Short Term Deposits [Abstract]
Schedule of Short Term Deposits
	June 30,	December 31,
(in thousands)	2025	2024

Bank deposits in U.S.$ (average annual interest rates 5.202% and 5.863%)	$8,615	$9,259
Bank deposits in NIS (average annual interest rates 4.537% and 4.410%)	9,000	10,936
Total short-term deposits	$17,615	$20,195